INCOME TAX (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 7,397	$ 9,889
Employees compensation	9,675	7,853
Accruals and allowances	11,355	10,997
Research and development credit	24,689	24,677
Research and development, including Section 174 under U.S. Internal Revenue Code	27,732	19,582
Lease liabilities	9,617	12,199
Others	652	2,122
Deferred tax assets gross	91,117	87,319
Valuation allowance, see Note 18F below	(31,613)	(20,238)
Deferred tax assets	59,504	67,081
Deferred tax liabilities - long-term:
Depreciation and amortization	(64,859)	(72,254)
ROU - assets under operating leases	(1,131)	(1,609)
Others	(801)	(838)
Deferred tax liabilities	(66,791)	(74,701)
Presented in long term deferred tax assets	1,768	1,810
Presented in long term deferred tax liabilities	$ (9,055)	$ (9,430)